Other Liabilities and Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Other Liabilities and Accrued Expenses
Other liabilities and accrued expenses

Other liabilities and accrued expenses as of September 30, 2021 and December 31, 2020 consist of the following ($ in millions):

	September 30,	December 31,
	2021	2020
Accrued advertising costs	$9.9	$6.8
Payable for securities	4.6	—
Premium taxes payable	4.3	3.2
Employee compensation payable	4.2	3.7
Income tax payable	3.9	0.3
Advance premium	2.7	—
Accrued professional fees	2.7	2.6
VAT payable	0.2	0.2
Other payables	3.0	1.9
Total other liabilities and accrued expenses	$35.5	$18.7

Other liabilities and accrued expenses consists of the following ($ in millions):

	December 31,
	2020	2019
Deferred ceding commission	$22.4	$—
Ceded premium payable	13.0	3.9
Accrued advertising costs	6.8	7.9
Employee compensation payable	3.7	1.0
Premium taxes payable	3.2	2.6
Accrued professional fees	2.6	2.8
Income tax payable	0.3	0.5
VAT payable	0.2	0.4
Other payables	1.9	0.6
Total other liabilities and accrued expenses	$54.1	$19.7